I-I-VIMGV STAT SUP-1 121616

Statutory Prospectus Supplement dated December 16, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. Managed Volatility Fund

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Investment Adviser: Invesco Advisers, Inc.

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2014
Chuck Burge	Portfolio Manager	2014
Brian Jurkash	Portfolio Manager	2015
Sergio Marcheli	Portfolio Manager	2014
Duy Nguyen	Portfolio Manager	2014
James Roeder	Portfolio Manager	2014
Matthew Titus	Portfolio Manager	2016

Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2010.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2014, and has been associated with Invesco and/or its affiliates since 2002.

•	Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2014, and has been associated with Invesco and/or its affiliates since 2010.

•	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2010. Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to the Fund.

•	Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

I-VIMGV STAT SUP-1 121616	1

I-I-VIMGV STAT SUP-1 121616

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

I-VIMGV STAT SUP-1 121616	2

VK-VIEQI STAT SUP-2 121616

Statutory Prospectus Supplement dated December 16, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. Equity and Income Fund

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Chuck Burge	Portfolio Manager	2010
Brian Jurkash	Portfolio Manager	2015
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 2003)
Matthew Titus	Portfolio Manager	2016

Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2002.

•	Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 2003. Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to the Fund.

•	Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VIEQI STAT SUP-2 121616	1

VK-VIGRI STAT SUP-1 121616

Statutory Prospectus Supplement dated December 16, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II shares of the Fund listed below:

Invesco V.I. Growth and Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Brian Jurkash	Portfolio Manager	2015
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 1999)
Matthew Titus	Portfolio Manager	2016

Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to the Fund.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003.

•	Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to the Fund.

•	Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VIGRI STAT SUP-1 121616	1

AVIF-SAI SUP-4

Statement of Additional Information Supplement dated December 16, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. High Yield Fund
Invesco V.I. Core Equity Fund	Invesco V.I. International Growth Fund
Invesco V.I. Core Plus Bond Fund	Invesco V.I. Managed Volatility Fund
Invesco V.I. Global Health Care Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Government Money Market Fund	Invesco V.I. Technology Fund
Invesco V.I. Government Securities Fund	Invesco V.I. Value Opportunities Fund

Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to Invesco V.I. Managed Volatility Fund. All references to Mr. Roeder in the Statement of Additional Information will be removed as of the aforementioned effective date.

AVIF-SAI SUP-4	1

AVIF-MSVK-SAI SUP-3 121616

Statement of Additional Information Supplement dated December 16, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund	Invesco V.I. Equity and Income Fund
Invesco V.I. American Value Fund	Invesco V.I. Global Core Equity Fund
Invesco V.I. Comstock Fund	Invesco V.I. Growth and Income Fund
Invesco V.I. Diversified Dividend Fund	Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. S&P 500 Index Fund

Effective on or about June 1, 2017, James Roeder will no longer serve as Portfolio Manager to Invesco V.I. Equity and Income Fund and Invesco V.I. Growth and Income Fund. All references to Mr. Roeder in the Statement of Additional Information will be removed as of the aforementioned effective date.

AVIF-MSVK-SAI SUP-3 121616